UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-179

Central Securities Corporation

(Exact name of Registrant as specified in charter)

630 Fifth Avenue, Eighth Floor

New York, New York 10111

(Address of principal executive offices)

Registrant’s telephone number: 212-698-2020

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 - June 30, 2016

Issuer: Precision Castparts Corporation	CUSIP: 740189105
Ticker: PCP
Meeting Date: 8/11/15

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1A. Election of Peter B. Delaney as a director of the company.	Management	FOR	FOR
1B. Election of Mark Donegan as a director of the company.	Management	FOR	FOR
1C. Election of Don R. Graber as a director of the company.	Management	FOR	FOR
1D. Election of Lester L. Lyles as a director of the company.	Management	FOR	FOR
1E. Election of Vernon E. Oechsle as a director of the company.	Management	FOR	FOR
1F. Election of James F. Palmer as a director of the company.	Management	FOR	FOR
1G. Election of Ulrich Schmidt as a director of the company.	Management	FOR	FOR
1H. Election of Richard L. Wambold as a director of the company.	Management	FOR	FOR
1I. Election of Timothy A. Wichs as a director of the company.	Management	FOR	FOR
1J. Election of Janet C. Wolfenbarger as a director of the company.	Management	FOR	FOR
2. Ratification of appointment of independent registered public accounting firm.	Management	FOR	FOR
3. Advisory vote regarding compensation of named executive officers.	Management	FOR	FOR
4. Shareholder proposal regarding proxy access.	Shareholder	Against	FOR

Issuer: RadiSys Corporation	CUSIP: 750459109
Ticker: RSYS
Meeting Date: 9/21/15

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of C. Scott Gibson as a director of the company.	Management	FOR	FOR
1-02. Election of Brian Bronson as a director of the company.	Management	FOR	FOR
1-03. Election of Ronald de Lange as a director of the company.	Management	FOR	FOR
1-04. Election of Hubert de Pesquidoux as a director of the company.	Management	FOR	FOR
1-05. Election of Michael G. Hluchyj as a director of the company.	Management	FOR	FOR
1-06. Election of M. Niel Ransom as a director of the company.	Management	FOR	FOR
1-07. Election of Vincent H. Tobkin as a director of the company.	Management	FOR	FOR
2. Advisory vote to approve compensation of named executive officers.	Management	FOR	FOR
3. Ratification of the appointment of KPMG LLP as independent registered public accounting firm.	Management	FOR	FOR
4. Approval of the RadiSys Corporation amended and restated 2007 stock plan.	Management	FOR	FOR

Issuer: Precision Castparts Corporation	CUSIP: 740189105
Ticker: PCP
Meeting Date: 10/9/15

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1. Approve the agreement and plan of merger, dated as of August 8, 2015, by and among Berkshire Hathaway Inc., NW Merger Sub Inc., and Precision Castparts Corp.	Management	FOR	FOR
2. Approve on a non-binding, advisory basis the compensation that may be paid or become payable to the company’s named executive officers in connection with, or following, the consummation of the merger.	Management	FOR	FOR

Issuer: Medtronic plc	CUSIP: G590L103
Ticker: MDT
Meeting Date: 12/11/15

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Richard H. Anderson as a director of the company.	Management	FOR	FOR
1b. Election of Craig Arnold as a director of the company.	Management	FOR	FOR
1c. Election of Scott C. Donnelly as a director of the company.	Management	FOR	FOR
1d. Election of Randall Hogan III as a director of the company.	Management	FOR	FOR
1e. Election of Omar Ishrak as a director of the company.	Management	FOR	FOR
1f. Election of Shirley A. Jackson, Ph.D. as a director of the company.	Management	FOR	FOR
1g. Election of Michael O. Leavitt as a director of the company.	Management	FOR	FOR
1h. Election of James T. Lenehan as a director of the company.	Management	FOR	FOR
1i. Election of Elizabeth Nabel, M.D. as a director of the company.	Management	FOR	FOR
1j. Election of Denise M. O’Leary as a director of the company.	Management	FOR	FOR
1k. Election of Kendall J. Powell as a director of the company.	Management	FOR	FOR
1l. Election of Robert C. Pozen as a director of the company.	Management	FOR	FOR
1m. Election of Preetha Reddy as a director of the company.	Management	FOR	FOR
2. To ratify the re-appointment of PricewaterhousCoopers LLP as Medtronic’s independent auditor for fiscal year 2016 and authorize the Board of Directors, acting through the Audit Committee, to set its remuneration.	Management	FOR	FOR
3. To approve in a non-binding advisory vote, named executive officer compensation (a “Say-on-Pay” vote).	Management	FOR	FOR
4. To approve, in a non-binding advisory vote, the frequency of Say-on-Pay votes.	Management	FOR	1 Year

Issuer: Coherent, Inc.	CUSIP: 192479103
Ticker: COHR
Meeting Date: 2/26/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of John R. Ambroseo as a director of the company.	Management	FOR	FOR
1-02. Election of Jay T. Flatley as a director of the company.	Management	FOR	FOR
1-03. Election of Susan M. James as a director of the company.	Management	FOR	FOR
1-04. Election of L. William Krause as a director of the company.	Management	FOR	FOR
1-05. Election of Garry W. Rogerson as a director of the company.	Management	FOR	FOR
1-06. Election of Steve Skaggs as a director of the company.	Management	FOR	FOR
1-07. Election of Sandeep Vij as a director of the company.	Management	FOR	FOR
2. Ratification of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending October 1, 2016.	Management	FOR	FOR
3. Advisory vote to approve executive compensation.	Management	FOR	FOR

Issuer: Analog Devices, Inc.	CUSIP: 032654105
Ticker: ADI
Meeting Date: 3/9/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1A. Election of Ray Stata as a director of the company.	Management	FOR	FOR
1B. Election of Vincent T. Roche as a director of the company.	Management	FOR	FOR
1C. Election of Richard M. Beyer as a director of the company.	Management	FOR	FOR
1D. Election of James A. Champy as a director of the company.	Management	FOR	FOR
1E. Election of Bruce R. Evans as a director of the company.	Management	FOR	FOR
1F. Election of Edward H. Frank as a director of the company.	Management	FOR	FOR
1G. Election of John C. Hodgson as a director of the company.	Management	FOR	FOR
1H. Election of Neil Novich as a director of the company.	Management	FOR	FOR
1I. Election of Kenton J. Sicchitano as a director of the company.	Management	FOR	FOR
1J. Election of Lisa T. Su as a director of the company.	Management	FOR	FOR
2. To approve, by nonbinding “say-on-pay” vote, the compensation of named executive officers, as described in the compensation discussion and analysis, executive compensation tables and accompanying narrative disclosures in the proxy statement.	Management	FOR	FOR
3. To ratify the selection of Ernst & Young LLP as independent registered public accounting firm for the 2016 fiscal year.	Management	FOR	FOR

Issuer: Berkshire Hathaway Inc.	CUSIP: 084670108
Ticker: BK/A
Meeting Date: 4/30/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Warren E. Buffett as a director of the company.	Management	FOR	FOR
1-02. Election of Charles T. Munger as a director of the company.	Management	FOR	FOR
1-03. Election of Howard G. Buffett as a director of the company.	Management	FOR	FOR
1-04. Election of Stephen B. Burke as a director of the company.	Management	FOR	FOR
1-05. Election of Susan L. Decker as a director of the company.	Management	FOR	FOR
1-06. Election of William H. Gates III as a director of the company.	Management	FOR	FOR
1-07. Election of David S. Gottesman as a director of the company.	Management	FOR	FOR
1-08. Election of Charlotte Guyman as a director of the company.	Management	FOR	FOR
1-09. Election of Thomas S. Murphy as a director of the company.	Management	FOR	FOR
1-10. Election of Ronald L. Olson as a director of the company.	Management	FOR	FOR
1-11. Election of Walter Scott, Jr. as a director of the company.	Management	FOR	FOR
1-12. Election of Meryl B. Witmer as a director of the company.	Management	FOR	FOR
2. Shareholder proposal regarding the risks posed by climate change.	Stockholder	Against	FOR

Issuer: Johnson & Johnson	CUSIP: 478160104
Ticker: JNJ
Meeting Date: 4/28/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Mary C. Berkerle as a director of the company.	Management	FOR	FOR
1b. Election of D. Scott Davis as a director of the company.	Management	FOR	FOR
1c. Election of Ian E.L. Davis as a director of the company.	Management	FOR	FOR
1d. Election of Alex Gorsky as a director of the company.	Management	FOR	FOR
1e. Election of Susan L. Lindquist as a director of the company.	Management	FOR	FOR
1f. Election of Mark B. McClellan as a director of the company.	Management	FOR	FOR
1g. Election of Anne M. Mulcahy as a director of the company.	Management	FOR	FOR
1h. Election of William D. Perez as a director of the company.	Management	FOR	FOR
1i. Election of Charles Prince as a director of the company.	Management	FOR	FOR
1j. Election of A. Eugene Washington as a director of the company.	Management	FOR	FOR
1k. Election of Ronald A. Williams as a director of the company.	Management	FOR	FOR
2. Advisory vote to approve named executive officer compensation.	Management	FOR	FOR
3. Ratification of appointment of PricewaterhouseCoopers LLP as the independent registered accounting firm for 2016.	Management	FOR	FOR
4. Shareholder proposal regarding a policy for share repurchase preference.	Stockholder	Against	FOR
5. Shareholder proposal regarding an independent board chairman.	Stockholder	Against	FOR
6. Shareholder proposal regarding a report on lobbying disclosure.	Stockholder	Against	FOR
7. Shareholder proposal regarding take back programs for unused medicines.	Stockholder	Against	FOR

Issuer: Citigroup Inc.	CUSIP: 172967424
Ticker: C
Meeting Date: 4/26/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Michael L. Corbat as a director of the company.	Management	FOR	FOR
1b. Election of Ellen M. Costello as a director of the company.	Management	FOR	FOR
1c. Election of Duncan P. Hennes as a director of the company.	Management	FOR	FOR
1d. Election of Peter B. Henry as a director of the company.	Management	FOR	FOR
1e. Election of Franz B. Humer as a director of the company.	Management	FOR	FOR
1f. Election of Renee J. James as a director of the company.	Management	FOR	FOR
1g. Election of Eugene M. McQuade as a director of the company.	Management	FOR	FOR
1h. Election of Michael E. O’Neill as a director of the company.	Management	FOR	FOR
1i. Election of Gary M. Reiner as a director of the company.	Management	FOR	FOR
1j. Election of Judith Rodin as a director of the company.	Management	FOR	FOR
1k. Election of Anthony M. Santomero as a director of the company.	Management	FOR	FOR
1l. Election of Joan E. Spero as a director of the company.	Management	FOR	FOR
1m. Election of Diana L. Taylor as a director of the company.	Management	FOR	FOR
1n. Election of William S. Thompson, Jr. as a director of the company.	Management	FOR	FOR
1o. Election of James S. Turley as a director of the company.	Management	FOR	FOR
1p. Election of Ernesto Zedillo Ponce de Leon as a director of the company.	Management	FOR	FOR
2. Proposal to ratify the selection of KPMG LLP as Citi’s independent registered public accounting firm for 2016.	Management	FOR	FOR
3. Advisory approval of Citi’s 2015 executive compensation.	Management	FOR	FOR
4. Approval of an amendment to the Citigroup 2014 Stock Incentive Plan authorizing additional shares.	Management	FOR	FOR
5. Approval of the Amended and Restated 2011 Citigroup Executive Performance Plan.	Management	FOR	FOR
6. Stockholder proposal requesting a report demonstrating the company does not have a gender pay gap.	Stockholder	Against	FOR
7. Shareholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Stockholder	Against	FOR
8. Stockholder proposal requesting that the Board appoint a Stockholder Value Committee.	Stockholder	Against	FOR
9. Stockholder proposal requesting an amendment to the General Clawback policy.	Stockholder	Against	FOR
10. Stockholder proposal requesting that the Board adopt a policy prohibiting the vesting of equity based awards for senior executives due to a voluntary resignation to enter government service.	Stockholder	Against	FOR

Issuer: Capital One Financial Corporation	CUSIP: 14040H105
Ticker: COF
Meeting Date: 5/5/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1A. Election of Richard D. Fairbank as a director of the company.	Management	FOR	FOR
1B. Election of Patrick W. Gross as a director of the company.	Management	FOR	FOR
1C. Election of Ann Fritz Hackett as a director of the company.	Management	FOR	FOR
1D. Election of Lewis Hay, III as a director of the company.	Management	FOR	FOR
1E. Election of Benjamin P. Jenkins III as a director of the company.	Management	FOR	FOR
1F. Election of Peter Thomas Killalea as a director of the company.	Management	FOR	FOR
1G. Election of Pierre E. Leroy as a director of the company.	Management	FOR	FOR
1H. Election of Peter E. Raskind as a director of the company.	Management	FOR	FOR
1I. Election of Mayo A. Shattuck III as a director of the company.	Management	FOR	FOR
1J. Election of Bradford H. Warner as a director of the company.	Management	FOR	FOR
1K. Election of Catherine G. West as a director of the company.	Management	FOR	FOR
2. Ratification of Ernst & Young LLP as independent auditors for 2016.	Management	FOR	FOR
3. Advisory approval of Capital One’s 2015 named executive officer compensation.	Management	FOR	FOR

Issuer: American Express Company	CUSIP: 025816109
Ticker: AXP
Meeting Date: 5/2/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Charlene Barshefsky as a director of the company.	Management	FOR	FOR
1b. Election of Ursala M. Burns as a director of the company.	Management	FOR	FOR
1c. Election of Kenneth I. Chenault as a director of the company.	Management	FOR	FOR
1d. Election of Peter Chernin as a director of the company.	Management	FOR	FOR
1e. Election of Ralph de la Vega as a director of the company.	Management	FOR	FOR
1f. Election of Anne L. Lauvergeon as a director of the company.	Management	FOR	FOR
1g. Election of Michael O. Leavitt as a director of the company.	Management	FOR	FOR
1h. Election of Theodore J. Leonsis as a director of the company.	Management	FOR	FOR
1i. Election of Richard C. Levin as a director of the company.	Management	FOR	FOR
1j. Election of Samuel J. Palmisano as a director of the company.	Management	FOR	FOR
1k. Election of Daniel L. Vasella as a director of the company.	Management	FOR	FOR
1l. Election of Robert D. Walter as a director of the company.	Management	FOR	FOR
1m. Election of Ronald A. Williams as a director of the company.	Management	FOR	FOR
2. Ratification of the appointment of PricewaterhouseCoopers LLP as independent registered public accounting firm for 2016.	Management	FOR	FOR
3. Advisory resolution to approve executive compensation.	Management	FOR	FOR
4. Approval of the American Express Company 2016 Incentive Compensation Plan.	Management	FOR	FOR
5. Shareholder proposal relating to annual disclosure of EEO-1 data.	Stockholder	Against	FOR
6. Stockholder proposal relating to report on privacy, data security and government requests.	Stockholder	Against	FOR
7. Shareholder proposal relating to action by written consent.	Stockholder	Against	FOR
8. Stockholder proposal relating to lobbying disclosure.	Stockholder	Against	FOR
9. Stockholder proposal relating to independent board chairman.	Stockholder	Against	FOR

Issuer: General Electric Company	CUSIP: 369604103
Ticker: GE
Meeting Date: 4/27/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
A1. Election of Sebastien M. Bazin as a director of the company.	Management	FOR	FOR
A2. Election of W. Geoffrey Beattie as a director of the company.	Management	FOR	FOR
A3. Election of John J. Brennan as a director of the company.	Management	FOR	FOR
A4. Election of Francisco D’Souza as a director of the company.	Management	FOR	FOR
A5. Election of Marijn E. Dekkers as a director of the company.	Management	FOR	FOR
A6. Election of Peter B. Henry as a director of the company.	Management	FOR	FOR
A7. Election of Susan J. Hockfield as a director of the company.	Management	FOR	FOR
A8. Election of Jeffrey R. Immelt as a director of the company.	Management	FOR	FOR
A9. Election of Andrea Jung as a director of the company.	Management	FOR	FOR
A10. Election of Robert W. Lane as a director of the company.	Management	FOR	FOR
A11. Election of Rochelle B. Lazarus as a director of the company.	Management	FOR	FOR
A12. Election of Lowell C. McAdam as a director of the company.	Management	FOR	FOR
A13. Election of James J. Mulva as a director of the company.	Management	FOR	FOR
A14. Election of James E. Rohr as a director of the company.	Management	FOR	FOR
A15. Election of Mary L. Schapiro as a director of the company.	Management	FOR	FOR
A16. Election of James S. Tisch as a director of the company.	Management	FOR	FOR
B1. Advisory approval of named executive’s compensation.	Management	FOR	FOR
B2. Ratification of KPMG as independent auditor for 2016	Management	FOR	FOR
C1. Shareholder proposal regarding a lobbying report.	Management	FOR	FOR
C2. Shareholder proposal regarding an independent chair.	Stockholder	Against	FOR
C3. Stockholder proposal regarding holy land principles.	Stockholder	Against	FOR
C4. Shareholder proposal regarding cumulative voting.	Stockholder	Against	FOR
C5. Stockholder proposal regarding performance-based options.	Stockholder	Against	FOR
C6. Stockholder proposal regarding a human rights report.	Stockholder	Against	FOR

Issuer: Motorola Solutions, Inc.	CUSIP: 620076307
Ticker: MSI
Meeting Date: 5/16/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1A. Election of Gregory Q. Brown as a director of the company.	Management	FOR	FOR
1B. Election of Kenneth C. Dahlberg as a director of the company.	Management	FOR	FOR
1C. Election of Egon P. Durban as a director of the company.	Management	FOR	FOR
1D. Election of Michael V. Hayden as a director of the company.	Management	FOR	FOR
1E. Election of Clayton M. Jones as a director of the company.	Management	FOR	FOR
1F. Election of Judy C. Lewant as a director of the company.	Management	FOR	FOR
1G. Election of Gregory K. Mondre as a director of the company.	Management	FOR	FOR
1H. Election of Anne R. Pramaggiore as a director of the company.	Management	FOR	FOR
1I. Election of Samuel C. Scott, III as a director of the company.	Management	FOR	FOR
2. Advisory vote of the company’s executive compensation.	Management	FOR	FOR
3. Ratification of the appointment of KPMG LLP as the company’s independent registered public accounting firm for 2016.	Management	FOR	FOR
4. Stockholder proposal re: lobbying disclosure.	Stockholder	Against	FOR

Issuer: Murphy Oil Corporation	CUSIP: 626717102
Ticker: MUR
Meeting Date: 5/11/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of T.J. Collins as a director of the company.	Management	FOR	FOR
1b. Election of S.A. Cosse as a director of the company.	Management	FOR	FOR
1c. Election of C.P. Deming as a director of the company.	Management	FOR	FOR
1d. Election of L.R. Dickerson as a director of the company.	Management	FOR	FOR
1e. Election of R.W. Jenkins as a director of the company.	Management	FOR	FOR
1f. Election of J.V. Kelley as a director of the company.	Management	FOR	FOR
1g. Election of W. Mirosh as a director of the company.	Management	FOR	FOR
1h. Election of R.M. Murphy as a director of the company.	Management	FOR	FOR
1i. Election of J.W. Nolan as a director of the company.	Management	FOR	FOR
1j. Election of N.E. Schmale as a director of the company.	Management	FOR	FOR
1k. Election of L.A. Sugg as a director of the company.	Management	FOR	FOR
1l. Election of C.G. Theus as a director of the company.	Management	FOR	FOR
2. Advisory vote on executive officer compensation.	Management	FOR	FOR
3. Approval of the proposed 2017 Annual Incentive Plan.	Management	FOR	FOR
4. Approval of the appointment of KPMG LLP as independent registered public accounting firm for 2016.	Management	FOR	FOR

Issuer: Heritage-Crystal Clean, Inc.	CUSIP: 42726M106
Ticker: HCCI
Meeting Date: 5/4/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Brian Recatto as a director of the company.	Management	FOR	FOR
1-02. Election of Charles E. Schalliol as a director of the company.	Management	FOR	FOR
2. To ratify the appointment of Grant Thornton LLP as the company’s independent registered public accounting firm for the fiscal year 2016.	Management	FOR	FOR
3. Advisory vote to approve the named executive officer compensation for fiscal 2015, as disclosed in the proxy statement for the annual meeting.	Management	FOR	FOR
4. To consider and transact such other business as may properly come before the meeting or any adjournments or postponements thereof.	Management	FOR	FOR

Issuer: Encore Capital Group, Inc.	CUSIP: 292554102
Ticker: ECPG
Meeting Date: 6/1/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of William Mesdag as a director of the company.	Management	FOR	FOR
1-02. Election of Ashwini Gupta as a director of the company.	Management	FOR	FOR
1-03. Election of Wendy Hannam as a director of the company.	Management	FOR	FOR
1-04. Election of Michael P. Monaco as a director of the company.	Management	FOR	FOR
1-05. Election of Laura Newman Olle as a director of the company.	Management	FOR	FOR
1-06. Election of Francis E. Quinlan as a director of the company.	Management	FOR	FOR
1-07. Election of Norman R. Sorensen as a director of the company.	Management	FOR	FOR
1-08. Election of Richard J. Srednicki as a director of the company.	Management	FOR	FOR
1-09. Election of Kenneth A. Vecchione as a director of the company.	Management	FOR	FOR
2. Non-binding vote to approve the compensation of the company’s named officers.	Management	FOR	FOR
3. Ratification of selection of BDO USA, LLP as independent registered public accounting firm for the fiscal year 2016.	Management	FOR	FOR

Issuer: TRI Pointe Group, Inc.	CUSIP: 87265H109
Ticker: TPH
Meeting Date: 6/3/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Douglas F. Bauer as a director of the company.	Management	FOR	FOR
1-02. Election of Lawrence B. Burrows as a director of the company.	Management	FOR	FOR
1-03. Election of Daniel S. Fulton as a director of the company.	Management	FOR	FOR
1-04. Election of Steven J. Gilbert as a director of the company.	Management	FOR	FOR
1-05. Election of Christopher D. Graham as a director of the company.	Management	FOR	FOR
1-06. Election of Constance B. Moore as a director of the company.	Management	FOR	FOR
1-07. Election of Thomas B. Rogers as a director of the company.	Management	FOR	FOR
1-08. Election of Barry S. Sternlicht as a director of the company.	Management	FOR	FOR
2. Ratification of the amendment to TRI Pointe Group, Inc.’s 2013 long-term incentive plan, as amended, imposing certain limitations on awards made under the plan to non-employee directors.	Management	FOR	FOR
3. Ratification of the appointment of Ernst & Young LLP as TRI Pointe Group, Inc.’s independent registered public accounting firm for the fiscal year ending December 31, 2016.	Management	FOR	FOR

Issuer: Roper Technologies, Inc.	CUSIP: 87265H109
Ticker: ROP
Meeting Date: 5/27/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1-01. Election of Amy Woods Brinkley as a director of the company.	Management	FOR	FOR
1-02. Election of John F. Fort, III as a director of the company.	Management	FOR	FOR
1-03. Election of Brian D. Jellison as a director of the company.	Management	FOR	FOR
1-04. Election of Robert D. Johnson as a director of the company.	Management	FOR	FOR
1-05. Election of Robert E. Knowling, Jr. as a director of the company.	Management	FOR	FOR
1-06. Election of Wilbur J. Prezzano as a director of the company.	Management	FOR	FOR
1-07. Election of Laura G. Thatcher as a director of the company.	Management	FOR	FOR
1-08. Election of Richard F. Wallman as a director of the company.	Management	FOR	FOR
1-09. Election of Christopher Wright as a director of the company.	Management	FOR	FOR
2. To consider, on a non-binding, advisory basis, a resolution approving the compensation of named executive officers.	Management	FOR	FOR
3. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered accounting firm of the company.	Management	FOR	FOR
4. To approve the Roper Technologies, Inc. 2016 Incentive Plan.	Management	FOR	FOR

Issuer: Intel Corporation	CUSIP: 458140100
Ticker: INTC
Meeting Date: 5/19/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Charlene Barshefsky as a director of the company.	Management	FOR	FOR
1b. Election of Aneel Bhusri as a director of the company.	Management	FOR	FOR
1c. Election of Andy D. Bryant as a director of the company.	Management	FOR	FOR
1d. Election of John J. Donahoe as a director of the company.	Management	FOR	FOR
1e. Election of Reed E. Hundt as a director of the company.	Management	FOR	FOR
1f. Election of Brian M. Krzanich as a director of the company.	Management	FOR	FOR
1g. Election of James D. Plummer as a director of the company.	Management	FOR	FOR
1h. Election of David S. Pottruck as a director of the company.	Management	FOR	FOR
1i. Election of Frank D. Yeary as a director of the company.	Management	FOR	FOR
1j. Election of David B. Yoffie as a director of the company.	Management	FOR	FOR
2. Ratification of selection of Ernst & Young LLP as independent registered public accounting firm for 2016.	Management	FOR	FOR
3. Advisory vote to approve executive compensation.	Management	FOR	FOR
4. Stockholder proposal on implementing principles entitled “Holy Land Principles”.	Stockholder	Against	FOR
5. Shareholder proposal on whether to allow stockholders to act by written consent.	Stockholder	Against	FOR
6. Stockholder proposal on whether to adopt an alternative vote counting standard.	Stockholder	Against	FOR

Issuer: Sonus Networks Inc.	CUSIP: 835916503
Ticker: SONS
Meeting Date: 6/9/16

For/
	Proposed	Fund	Against
Matter Voted On	By	Vote	Mgt.
1a. Election of Matthew W. Bross as a director of the company.	Management	FOR	FOR
1b. Election of Raymond P. Dolan as a director of the company.	Management	FOR	FOR
1c. Election of Beatriz V. Infante as a director of the company.	Management	FOR	FOR
1d. Election of Howard E. Janzen as a director of the company.	Management	FOR	FOR
1e. Election of Richard J. Lynch as a director of the company.	Management	FOR	FOR
1f. Election of Pamela D.A. Reeve as a director of the company.	Management	FOR	FOR
1g. Election of John A. Schofield as a director of the company.	Management	FOR	FOR
1h. Election of Scott E. Schubert as a director of the company.	Management	FOR	FOR
2. To approve an amendment and restatement of Sonus Networks’ stock incentive plan.	Management	FOR	FOR
3. To approve a stock option exchange program.	Management	FOR	FOR
4. To ratify the appointment of Deloitte & Touche LLP to serve as Sonus Networks’ independent registered public accounting firm for the fiscal year ending December 31, 2016.	Management	FOR	FOR
5. To approve, on a non-binding advisory basis, the compensation of Sonus Networks’ named executive officers as disclosed in the “Compensation Discussion and Analysis” section and the accompanying compensation tables and related narratives contained in the proxy statement.	Management	FOR	FOR

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Central Securities Corporation

By (Signature and Title)	/s/ Wilmot H. Kidd
Wilmot H. Kidd
President

Date: August 17, 2016